Condensed Statements of Income - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net sales	$ 30,635	$ 23,011	$ 92,885	$ 78,752	$ 103,803	$ 116,935
Cost of goods sold	25,798	19,339	78,389	66,241	87,417	100,030
Gross profit	4,837	3,672	14,496	12,511	16,386	16,905
Research and development costs	503	464	1,561	1,510	1,999	1,854
Selling, general and administrative expense	2,857	1,509	8,340	6,218	8,377	9,555
Operating income	1,477	1,699	4,595	4,783	6,010	5,496
Other income (expense)
Interest expense	(698)	(1,259)	(2,463)	(3,816)	(4,963)	(5,401)
Loss on debt extinguishment			(83)		(2,196)
Loss on sale of assets			(46)	(20)	(24)
Other income (expense)		(2)	1	(18)		4
Total other expense	(698)	(1,261)	(2,462)	(3,834)	(7,183)	(5,397)
Income before taxes	779	438	2,133	949
Income tax expense (benefit)	257		(372)
Net (loss) income	$ 522	$ 438	$ 2,505	$ 949	$ (1,173)	$ 99
Earnings per share:
Basic net income per share	$ 0.05	$ 0.05	$ 0.28	$ 0.12
Diluted net income per share	$ 0.05	$ 0.05	$ 0.28	$ 0.12
Weighted average common shares outstanding:
Basic weighted average common shares outstanding	9,800	8,000	8,897	8,000
Diluted weighted average common shares outstanding	9,800	8,000	8,897	8,000
Pro forma (C corporation basis):
Pro forma tax expense		$ 158	$ 768	$ 342
Pro forma net income		$ 280	$ 1,365	$ 607
Pro forma earnings per share:
Basic net income per share		$ 0.04	$ 0.15	$ 0.08
Diluted net income per share		$ 0.04	$ 0.15	$ 0.08